TAXES ON INCOME (Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before income tax expense as reported in the consolidated statements of comprehensive income	$ 1,502	$ 2,679	$ 1,870
Statutory tax rates	23.00%	23.00%	23.00%
Theoretical tax expense calculated	$ 345	$ 616	$ 430
Losses and other items for which a valuation allowance was provided	(3,563)	419	(38)
Realization of carryforward tax losses for which valuation allowance was provided	(261)	(692)	(250)
Tax benefit arising from "Preferred enterprises"	(93)	(303)	(109)
Foreign tax rate differential in subsidiaries	17	(3)	22
Non-deductible items and others	18	34	22
Total	(3,882)	(545)	(353)
Income tax (benefit) expense	$ (3,537)	$ 71	$ 77